Major Customers	12 Months Ended
Dec. 31, 2023
Major Customers [Abstract]
MAJOR CUSTOMERS
23.	MAJOR CUSTOMERS

Revenues from the three largest customers of the Company for the year ended December 31, 2023, represent approximately $2,533,945 or 29% of the Company’s total revenues (December 31, 2022, represent approximately $2,764,000 or 42% of the Company’s total revenues, December 31, 2021, representing $5,129,000 or 54% of total revenues